Significant Customers and Concentration of Credit Risk (Details Textual) - Customer concentration risk [Member]	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Concentration Risk [Line Items]
Concentration risk, Additional Characteristic	10% or more of our net sales	10% or more of our net sales	10% or more of our net sales
Net sales [Member]
Concentration Risk [Line Items]
Concentration risk, Additional Characteristic	five largest customers	five largest customers	five largest customers
Concentration risk, Percentage	32.60%	31.70%	33.70%